Advances to suppliers, net (Details 1) - USD ($)	6 Months Ended	24 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Advances to suppliers, net
Balance at beginning of period	$ 261,518	$ 148,617
Addition to allowance for doubtful accounts	92,198	136,966
Translation adjustments	10,763	(24,065)
Balance at end of period	$ 364,479	$ 261,518